Investments (Schedule Of Increase (Decrease) In Payables For Collateral On Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in payables for collateral on investments
Collateral payable for derivative investments	$ (2,291)	$ 2,599	$ 1,588
Securities pledged under securities lending agreements	57	125	2
Investments pledged for FHLBI			(450)
Total increase (decrease) in payables for collateral on investments	$ (2,234)	$ 2,724	$ 1,140